Leases - Maturities of lease liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Year ending December 31, 2025	$ 2,078,388
Year ending December 31, 2026	505,193
Year ending December 31, 2027	266,078
Year ending December 31, 2028	65,876
Total lease payments	2,915,535
Less: imputed interest	(31,655)
Present value of lease liabilities	$ 2,883,880	$ 2,600,000